Other Intangible Assets Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite and Finite Lived Assets [Table Text Block]
The Company’s other intangible assets are comprised of the following (in thousands):

	December 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Definite-lived intangible assets
Favorable contracts	$11,000	$(3,613)	$7,387	$11,000	$(2,966)	$8,034
Customer relationships	57,900	(24,594)	33,306	47,280	(16,344)	30,936
Slots gaming license	2,250	(1,125)	1,125	2,250	(1,125)	1,125
Other	4,079	(267)	3,812	4,059	(237)	3,822
	$75,229	$(29,599)	45,630	$64,589	$(20,672)	43,917
Indefinite-lived intangible assets
Slots gaming rights			70,390			45,089
Trademarks			23,397			11,297
Illinois Horseracing Equity Trust			3,307			3,307
Other			417			217
Total			$143,141			$103,827

Schedule of future estimated amortization expense
Future estimated aggregate amortization expense on existing definite-lived intangible assets for each of the next five fiscal years is as follows (in thousands):

Year Ended December 31,	Estimated Amortization Expense
2013	$9,743
2014	$8,731
2015	$7,821
2016	$6,697
2017	$6,697